Judgments and critical accounting estimates - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounting judgements and estimates [line items]
Write-downs for intangible assets and goodwill	kr (15,333.0)	kr (31,916.0)	kr (61.0)
Goodwill	56,077.0	52,944.0
Provisions	11,715.0	11,706.0	kr 11,588.0
Contingent liabilities	3,559.0	3,037.0
Defined benefit obligation (DBO)	kr 86,598.0	kr 85,535.0
Reversal Of Inventory Write down Percentage Of Total Inventory	7.00%	2.00%
Reversal of inventory write-down	kr 2.0	kr 0.8
Carrying amount of contract liabilities	41,229.0	34,416.0
Fair value of plan assets	kr 64,359.0	kr 62,593.0
Inventory written down as a percentage of total inventory	11.00%	10.00%
Inventory write down	kr 3,329.0	kr 3,994.0
Deferred tax assets	24,412.0	22,375.0
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 64,000.0	kr 75,600.0